OTHER FINANCIAL ASSETS - Schedule of other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Financial Assets [Line Items]
Non-current assets	$ 52,139	$ 53,772
Other Financial Assets and Hedging Derivative Assets
Other Financial Assets [Line Items]
Current Assets	70,544	67,295
Non-current assets	52,139	53,772
Total Assets	122,683	121,067
Other Financial Assets Categories
Other Financial Assets [Line Items]
Current Assets	53,845	51,730
Non-current assets	52,139	53,772
Total Assets	105,984	105,502
Other Financial Assets Categories | Deposits in guarantee (aircraft)
Other Financial Assets [Line Items]
Current Assets	25,014	23,057
Non-current assets	35,525	32,214
Total Assets	60,539	55,271
Other Financial Assets Categories | Guarantees for margins of derivatives
Other Financial Assets [Line Items]
Current Assets	0	466
Non-current assets	0	0
Total Assets	0	466
Other Financial Assets Categories | Other investments
Other Financial Assets [Line Items]
Current Assets	0	0
Non-current assets	493	493
Total Assets	493	493
Other Financial Assets Categories | Other guarantees given
Other Financial Assets [Line Items]
Current Assets	28,831	28,207
Non-current assets	16,121	21,065
Total Assets	44,952	49,272
Hedging Derivative Asset Categories
Other Financial Assets [Line Items]
Current Assets	16,699	15,565
Non-current assets	0	0
Total Assets	16,699	15,565
Hedging Derivative Asset Categories | Fair value of interest rate derivatives
Other Financial Assets [Line Items]
Current Assets	0	4,676
Non-current assets	0	0
Total Assets	0	4,676
Hedging Derivative Asset Categories | Fair value of foreign currency derivatives
Other Financial Assets [Line Items]
Current Assets	2,690	3,142
Non-current assets	0	0
Total Assets	2,690	3,142
Hedging Derivative Asset Categories | Fair value of fuel price derivatives
Other Financial Assets [Line Items]
Current Assets	14,009	7,747
Non-current assets	0	0
Total Assets	$ 14,009	$ 7,747